Discontinued Operations	12 Months Ended
Jun. 30, 2014
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

Note 2 – DISCONTINUED OPERATIONS

  On February 11, 2014, we entered into a Separation Agreement with, pursuant to which (i) the Wiki Technologies, Inc (Wiki or WTI) Escrow Shares were delivered to Marco Garibaldi and Edward DeFeudis, as a result of which we no longer own any equity interest in WTI, and (ii) 2,140,000 of the GD Escrow Shares were cancelled, with the remaining 100,000 shares delivered to a note holder of WTI (the “Noteholder”).

Our Board of Directors authorized the Settlement Agreement based upon an evaluation of the operations of WTI during which it became apparent that without significant additional financing WTI would not be able to generate significant revenues and become profitable, and thus was unlikely to satisfy the financial benchmarks specified in the Share Exchange Agreement by June 30, 2014.  Accordingly, our Board of Directors determined that relinquishing our equity interest in WTI on the terms and subject to the conditions set forth in the Settlement Agreement was in the best interests of our company and its stockholders.

Revenue and expenses, and gains and losses relating to the discontinued business have been reclassified from the results of continuing operations and are reflected as net loss from discontinued operations in the statement of operations and comprehensive (loss) income.

As this is a non-reciprocal transfer of non-monetary assets with a certain group of shareholders, this transfer has been recorded at the fair value of the asset transferred. Management believes the net book value of the assets transferred, which is the same as the investment in Wiki Technologies, Inc., is the reasonable fair market value. It has been booked on transfer date at the recorded amount (less any impairment on assets distributed) in accordance with modifications of the basic principle of using Fair Value. As such $0 loss on disposal has been reported in the year ended June 30, 2014.

The assets and liabilities and operating results of the discontinued operation are summarized as follows:

ASSETS AND LIABILITIES OF DISCONTINUED OPERATIONS
	June 30,	June 30,
	2014	2013
Current assets
Cash and cash equivalents	$-	$65,288
Other current assets	-	3,678
Total current assets	-	68,966
Non Current Assets
Fixed Assets	-	9,105
Intellectual property	-	198,354
Other assets	-	50,000
Total Non Current assets	-	257,459
Total Assets	$-	$326,425

Current Liabilities
Trade Creditors	$-	$3,000
Provisions and accruals	-	-
Intercompany liabilities	-	-
Total Current Liabilities	-	3,000
Non Current Liabilities
Shareholder's loan	-	-
Total Non Current liabilities	-	-
Total Liabilities	$-	$3,000

Net Assets	$-	$323,425

NET RESULT FROM DISCONTINUED OPERATIONS

	For the years ended
	June 30,
	2014	2013
Revenue	$2,647	$-
Cost of Revenue	70,460	-
Gross (Loss)	(67,813)	-
Operating Expenses	234,027	-
(Loss) from operations	(301,840)	-
Other income	560	-
(Loss) before tax	(301,280)	-
Tax	-	-
(Loss) after tax	$(301,280)	$-

The discontinued operations of Wiki Technologies, Inc. were reported in the United States of America segment in our geographic segment information as per Note 16.